SCHEDULE OF REVENUE FROM CONTRACT WITH CUSTOMERS (Details) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue		$ 3,860		$ 3,301		$ 11,333		$ 10,553		$ 13,801		$ 16,024
Appliances [Member]
Disaggregation of Revenue [Line Items]
Total revenue		1,583		1,195		4,498		3,959
Guides [Member]
Disaggregation of Revenue [Line Items]
Total revenue		375		271		1,110		824
Product [Member]
Disaggregation of Revenue [Line Items]
Total revenue		1,958	[1]	1,466	[1]	5,608	[1]	4,783	[1]	6,270		8,381
VIP [Member]
Disaggregation of Revenue [Line Items]
Total revenue		926		980		3,007		3,184		3,922		4,838	[2]
Billing Intelligence Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue		206	[3]	218	[3]	644	[3]	651	[3]	887	[4]	1,170	[4]
Sleep Testing Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue		329		308		954		882		1,185		594
Myofunctional Therapy Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue		147		228		472		666		861		927
Sponsorship Seminar Other [Member]
Disaggregation of Revenue [Line Items]
Total revenue		294		101		648		387		676		114
Service [Member]
Disaggregation of Revenue [Line Items]
Total revenue		$ 1,902		$ 1,835		$ 5,725		$ 5,770		7,531		7,643
Appliance Sales To V I P [Member]
Disaggregation of Revenue [Line Items]
Total revenue	[5]									6,081		7,820
Center Revenue [Member]
Disaggregation of Revenue [Line Items]
Total revenue										$ 189		$ 561

[1]	Product revenue from the sale of appliances and guides is typically fixed at the inception of the contract and is recognized at the point in time when shipment of the related products occurs.
[2]	VIP revenue disclosed above for the year ended December 31, 2022, includes a cumulative adjustment from prior years of approximately $0.4 million decrease.
[3]	Service revenue from the sale of VIP enrollments, billing services and therapy is typically fixed at the inception of the contract and is recognized ratably over time as the services are performed and the performance obligations completed.
[4]	BIS revenue from subscription contracts is typically fixed at inception of the contract and is recognized ratably over time as the services are performed and the performance obligations completed. Revenue disclosed above for year ended December 31, 2022, includes a cumulative adjustment from prior years of approximately $0.1 million increase.
[5]	Appliance revenue from the sale of products is typically fixed at inception of the contract and is recognized at the point in time when shipment of the related products occurs.